Note 5 - Investments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.
       INVESTMENTS

The Company holds investments as follows:

	December 31, 2017	December 31, 2016

Available-for-sale securities	$2,435	$550
Fair value through profit or loss - warrants	661	168
	$3,096	$718

During the year ended
December 31, 2017,
the Company recorded an unrealized gain of
$332,
net of
nil
tax, in other comprehensive income (loss) (
December 31, 2016:
$1,198
) on investments designated as available-for-sale instruments. The following table summarizes the movements in available-for-sale securities:

	December 31, 2017	December 31, 2016
Available-for-sale securities, beginning of year	$550	$279
Purchase of available-for-sale securities	1,553	442
Unrealized gain for the year	332	1,198
Sale of available-for-sale securities	-	(1,369)
Available-for-sale securities, end of year	$2,435	$550

During the year ended
December 31, 2017,
the Company recorded an unrealized gain of
$342,
in the statement of loss, on warrants held and designated as fair value through profit and loss (
December 31, 2016:
$44
). The following table summarizes the movements in warrants:

	December 31, 2017	December 31, 2016
Warrants, beginning of year	$168	$-
Purchase of warrants	151	124
Change in fair value of warrants	342	44
Warrants, end of year	$661	$168